Pacer BioThreat Strategy ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 0.6%
Teledyne Technologies, Inc. (a)	65	$29,430
Biotechnology - 12.7%
BioNTech SE - ADR (a)	338	110,983
Emergent BioSolutions, Inc. (a)	75	4,943
Gilead Sciences, Inc.	1,756	119,917
Illumina, Inc. (a)	204	101,133
Moderna, Inc. (a)(b)	562	198,723
Regeneron Pharmaceuticals, Inc. (a)	149	85,617
Vir Biotechnology, Inc. (a)	182	6,488
		627,804
Chemicals - 1.9%
Ecolab, Inc.	400	88,332
Stepan Co.	34	4,010
		92,342
Commercial Services - 0.3%
Booz Allen Hamilton Holding Corp.	190	16,304
Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc. (b)	96	4,114
Electronics - 3.0%
Agilent Technologies, Inc.	425	65,123
Mettler-Toledo International, Inc. (a)(b)	33	48,632
Waters Corp. (a)	86	33,524
		147,279
Environmental Control - 0.2%
Stericycle, Inc. (a)(b)	129	9,101
Food - 2.0%
Campbell Soup Co.	424	18,537
Hormel Foods Corp.	759	35,203
The Kroger Co.	1,060	43,142
		96,882
Healthcare-Products - 17.0%
Abbott Laboratories	2,060	249,219
Danaher Corp.	917	272,798
Neogen Corp. (a)	150	6,534
PerkinElmer, Inc.	157	28,610
QIAGEN NV - ADR (a)	320	16,893
Thermo Fisher Scientific, Inc.	487	262,985
		837,039
Healthcare-Services - 2.0%
Laboratory Corp. of American Holdings (a)(b)	137	40,573
Quest Diagnostics, Inc.	183	25,949
Teladoc Health, Inc. (a)(b)	216	32,065
		98,587
Household Products/Wares - 2.5%
Church & Dwight Co., Inc. (b)	343	29,697
Kimberly-Clark Corp.	473	64,195
The Clorox Co. (b)	174	31,475
		125,367
Internet - 9.4%
Amazon.com, Inc. (a)(b)	67	222,949
Netflix, Inc. (a)	463	239,635
		462,584
Machinery-Diversified - 0.6%
Xylem, Inc.	252	31,714
Miscellaneous Manufacturing - 3.3%
3M Co.	812	160,727
Pharmaceuticals - 19.2%
CVS Health Corp.	1,844	151,872
GlaxoSmithKline PLC - ADR (b)	3,460	138,884
Johnson & Johnson	1,372	236,258
Merck & Co., Inc.	2,968	228,150
Organon & Co. (a)	345	10,009
Sanofi - ADR (b)	3,510	180,976
		946,149
Retail - 14.6%
Lowe's Cos., Inc.	990	190,763
The Home Depot, Inc.	729	239,250
Walgreens Boots Alliance, Inc.	1,211	57,099
Walmart, Inc.	1,609	229,363
		716,475
Semiconductors - 5.1%
NVIDIA Corp.	1,280	249,587
Software - 5.2%
Akamai Technologies, Inc. (a)	228	27,342
Citrix Systems, Inc.	174	17,531
Palantir Technologies, Inc. (a)	2,630	57,097
Zoom Video Communications, Inc. (a)(b)	413	156,155
		258,125
TOTAL COMMON STOCKS (Cost $4,563,847)		4,909,610
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$10,890	10,890
TOTAL SHORT-TERM INVESTMENTS (Cost $10,890)		10,890
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	874,769	874,769
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $874,769)		874,769

Total Investments (Cost $5,449,506) - 117.7%		5,795,269
Liabilities in Excess of Other Assets - (17.7)%		(873,437)
TOTAL NET ASSETS - 100.0%		$4,921,832

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $852,407 or 17.3% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 4,909,610	$ -	$ -	$ -	$ 4,909,610
Short-Term Investments	10,890	-	-	-	10,890
Investments Purchased with Proceeds from Securities Lending	-	-	-	874,769	874,769
Total Investments in Securities	$ 4,920,500	$ -	$ -	$ 874,769	$ 5,795,269
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.